LOAN PAYABLE, RELATED PARTIES: HEP Investments, LLC (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Due to Related Parties	$ 139,000
HEP Investments, LLC
Loan balance due to Related Parties		$ 0	$ 0